INTANGIBLE FIXED ASSETS - Movement in fair value in crypto assets (Details) £ in Thousands	Dec. 31, 2021 GBP (£) item	Dec. 31, 2020 GBP (£) item
Disclosure of detailed information about intangible assets [line items]
Intangible assets	£ 5,604	£ 368
Digital Assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5,303
Website
Disclosure of detailed information about intangible assets [line items]
Intangible assets	£ 221
Polkadot - DOT
Disclosure of detailed information about intangible assets [line items]
Coins/tokens | item	71,303	75,000
Polkadot - DOT | Digital Assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	£ 1,527
Ethereum - ETH
Disclosure of detailed information about intangible assets [line items]
Coins/tokens | item	558	254
Ethereum - ETH | Digital Assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	£ 1,415
Cosmos Hub
Disclosure of detailed information about intangible assets [line items]
Coins/tokens | item	31,789
Cosmos Hub | Digital Assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	£ 601
Solana
Disclosure of detailed information about intangible assets [line items]
Coins/tokens | item	6,249
Solana | Digital Assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	£ 579
Binance Coin - BNB
Disclosure of detailed information about intangible assets [line items]
Coins/tokens | item		1,243
USDT,USDC & Tether (stable coin - fixed to USD)
Disclosure of detailed information about intangible assets [line items]
Coins/tokens | item	274,110	26,509
USDT,USDC & Tether (stable coin - fixed to USD) | Digital Assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	£ 203
Alternative coins | Digital Assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	£ 978